Deferred Revenue	12 Months Ended
Jun. 30, 2022
Deferred Revenue [Abstract]
Deferred revenue	Note 12 – Deferred revenue
	June 30, 2022	June 30, 2021
Color World platform subscription fees collected in advance of revenue recognition	$-	$3,596,821